Recent Developments (Details) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 Bokamoso Esop [Member] ZAR	Mar. 31, 2011 Izingwe [Member] ZAR
Subsequent Events [Line Items]
Employee Stock Ownership Plan ESOP Restructuring Strike Price (ZAR Per Share)		320	330
Employee Stock Ownership Plan ESOP Restructuring Maximum Payout (ZAR Per Share)		90	70
Employee Stock Ownership Plan ESOP Restructuring Minimum Payout (ZAR Per Share)		40	40
Employee Stock Ownership Plan E S O P Restructuring Tranches	two tranches
Employee Stock Ownership Plan ESOP Restructuring Additional Time Period (Years)		One	One
Subsequent Event Amount	$ 18
Subsequent Event, Amount Recorded Within Next Periods	$ 12
Subsequent Events [Abstract]
Dividend Payment Percentage To E Ordinary Shareholders In Cash		50.00%	50.00%
Dividend Payment Percentage To E Ordinary Shareholders To Reduce Exercise Price		50.00%	50.00%